Accrued Expenses And Other Payables	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses And Other Payables
11	ACCRUED EXPENSES AND OTHER PAYABLES
Accrued expenses and other payables, current and
non-current,
consisted of the following:

		As of December 31,
	Note	2019	2020
Accrued payroll and welfare benefits		30,054	31,553
Contingent consideration payables for a business combination	7	19,309	18,862
Government subsidies received on behalf of certain teachers and students		5,781	2,511
Other tax payables		11,614	15,613
Deposits received		6,396	18,278
Accrued service fees		1,040	4,263
Accrued utilities fees		1,094	1,245
Others		5,989	8,535

Accrued expenses and other payables		81,277	100,860

Including:
- Current portion		77,591	91,253
- Non-current portion		3,686	9,607